Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
15.	Commitments and Contingencies
(a)	Commitments

The contractual obligations of the Company, including purchase commitments under non-cancelable arrangements as of December 31, 2020, are summarized below. The Company does not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments due by period
	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(in thousands of U.S. dollars)
Contractual Obligations
Capital commitments	$143,414	$108,534	$33,917	$963	$-

(b)	Significant legal proceedings

The Company has no significant legal proceedings as of December 31, 2020, other than the cases disclosed herein and in Note 14.

Litigation with IsZo

In October 2020, IsZo commenced legal proceedings against the Company and other parties in the Court. The claims included, among other things, that the Private Placement previously announced by us on October 5, 2020 was invalid and should be set aside. IsZo also sought an order requiring the Company to hold a meeting of the members of the Company for the purpose of the removal and election of directors.

To avoid unnecessary litigation costs on West Ridge, and to address an ancillary claim issued by West Ridge efficiently, we agreed with IsZo and West Ridge on December 14, 2020 that we would indemnify West Ridge if IsZo is successful in its claim to set aside the Private Placement. IsZo agreed to stay its claim against West Ridge, and West Ridge agreed to be bound by any judgment against us.

Following a trial of the Proceedings in the BVI Court between January 25, 2021 and February 24, 2021, on March 3, 2021, the Court handed down a judgment finding that the Private Placement was void and should be set aside, and ordering us to convene a special meeting of shareholders regarding the removal and election of directors as soon as possible. By notice dated March 22, 2021, the Company convened the Special Meeting which will be held on April 26, 2021.

On April 6, 2021, the Company filed a Notice of Appeal along with the Stay Application.  The dates for hearing the Stay Application and the Appeal have not yet been fixed.

Arbitration Notice

On March 12, 2021, we received a notice of arbitration (the “Notice”) from Greater Sail pursuant to the Purchase Agreement according to which we issued and sold 16,051,219 common shares of the Company to Greater Sail for US$146.9 million. However, as a result of the Judgment handed down on March 3, 2021, an injunction order was granted restricting us from dealing with the consideration paid by Greater Sail.  In the Notice, Greater Sail seeks an order requiring us to repay such consideration.